October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Equity Factor Rotation Active ETF | IDYN | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.6%
Brambles Ltd.	1,440	$23,399
Evolution Mining Ltd.	31,411	222,282
Fortescue Ltd.	10,852	150,921
National Australia Bank Ltd.	954	27,199
Northern Star Resources Ltd.	9,193	148,236
Pro Medicus Ltd.	527	90,489
Qantas Airways Ltd.	26,664	177,639
REA Group Ltd.	198	27,589
Xero Ltd.(a)	270	25,543
		893,297
Austria — 0.8%
Erste Group Bank AG	972	100,688
Verbund AG	702	54,181
		154,869
Belgium — 0.9%
Anheuser-Busch InBev SA	2,916	177,809
Denmark — 0.9%
Genmab A/S(a)	643	183,401
Finland — 0.3%
Kone OYJ, Class B	87	5,813
Nokia OYJ	7,081	48,301
		54,114
France — 9.1%
AXA SA	88	3,818
BNP Paribas SA	2,212	171,337
Cie de Saint-Gobain SA	650	63,090
Credit Agricole SA	2,926	52,818
EssilorLuxottica SA	179	65,553
Hermes International SCA	72	178,161
L'Oreal SA	594	247,883
Sanofi SA	44	4,451
Schneider Electric SE	508	144,745
Societe Generale SA	3,246	205,863
Vinci SA	4,829	645,716
		1,783,435
Germany — 11.3%
Allianz SE, Registered	1,252	503,106
Bayerische Motoren Werke AG	270	25,176
Commerzbank AG	4,511	164,484
Deutsche Bank AG, Registered	1,386	49,619
Deutsche Post AG, Registered	1,746	80,222
Deutsche Telekom AG, Registered	8,193	253,780
Hannover Rueck SE	283	80,790
Heidelberg Materials AG	234	54,897
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	201	124,358
Rheinmetall AG	105	206,407
SAP SE	1,386	360,460
Siemens AG, Registered	173	49,028
Siemens Energy AG(a)	1,879	234,096
Talanx AG(a)	180	21,919
		2,208,342
Hong Kong — 3.6%
AIA Group Ltd.	15,000	145,961
BOC Hong Kong Holdings Ltd.	27,000	132,670
Galaxy Entertainment Group Ltd.	18,000	89,682
SITC International Holdings Co. Ltd.	41,000	151,009
Sun Hung Kai Properties Ltd.	9,000	109,519
Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(b)	81,000	$77,915
		706,756
Ireland — 0.2%
Ryanair Holdings PLC	1,473	44,596
Israel — 3.0%
Azrieli Group Ltd.	1,370	144,538
Elbit Systems Ltd.	241	114,156
Mizrahi Tefahot Bank Ltd.	3,113	202,400
Phoenix Financial Ltd.	3,295	126,848
		587,942
Italy — 5.4%
Banco BPM SpA	11,235	163,688
Enel SpA	25,087	253,774
Ferrari NV	210	84,097
Generali	8,803	338,879
Poste Italiane SpA(b)	2,012	48,509
UniCredit SpA	2,124	157,275
		1,046,222
Japan — 24.8%
Advantest Corp.	2,200	329,441
Central Japan Railway Co.	1,800	44,067
Chugai Pharmaceutical Co. Ltd.	1,000	45,768
Fujikura Ltd.	1,700	231,496
Hitachi Ltd.	7,200	245,945
Honda Motor Co. Ltd.	10,800	109,158
Hoya Corp.	200	32,486
IHI Corp.	7,400	153,210
ITOCHU Corp.	3,600	208,524
KDDI Corp.	8,400	133,899
Konami Group Corp.	700	116,575
LY Corp.	8,900	26,153
Mitsubishi Corp.	7,200	172,891
Mitsubishi Electric Corp.	3,600	102,213
Mitsubishi Heavy Industries Ltd.	6,600	199,252
Mitsubishi UFJ Financial Group Inc.	10,800	163,137
Mitsui & Co. Ltd.	5,400	132,795
Mizuho Financial Group Inc.	3,600	120,584
MS&AD Insurance Group Holdings Inc.	12,100	249,435
NEC Corp.	1,800	65,376
Nintendo Co. Ltd.	2,300	196,167
Nippon Yusen KK	5,300	183,027
Recruit Holdings Co. Ltd.	1,800	89,258
SBI Holdings Inc.	1,300	58,093
SoftBank Group Corp.	1,500	263,203
Sony Financial Holdings Inc.(a)	5,900	5,949
Sony Group Corp.	5,900	164,312
Subaru Corp.	6,900	146,784
Sumitomo Electric Industries Ltd.	1,900	69,269
Sumitomo Mitsui Financial Group Inc.	3,600	97,466
Tokio Marine Holdings Inc.	7,800	290,887
Tokyo Electron Ltd.	500	110,235
Toyota Motor Corp.	7,500	152,903
Toyota Tsusho Corp.	3,700	113,095
		4,823,053
Netherlands — 4.5%
ASML Holding NV	632	668,219
Prosus NV	3,035	209,775
		877,994
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	53,197	46,957

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	180	$4,636
		51,593
Singapore — 1.4%
Singapore Airlines Ltd.	52,100	265,216
Spain — 5.9%
Amadeus IT Group SA	396	30,270
Banco Bilbao Vizcaya Argentaria SA	9,713	195,679
Banco Santander SA	30,703	312,869
CaixaBank SA	19,386	204,905
Iberdrola SA	2,741	55,550
International Consolidated Airlines Group SA, Class DI	62,971	345,707
		1,144,980
Sweden — 3.4%
Evolution AB(b)	1,289	85,883
Nordea Bank Abp	17,974	307,478
Telefonaktiebolaget LM Ericsson, Class B	22,133	224,558
Volvo AB, Class B	1,308	35,833
		653,752
Switzerland — 8.4%
ABB Ltd., Registered	321	23,866
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	15,372
Holcim AG	1,009	89,701
Novartis AG, Registered	9,309	1,152,097
Roche Holding AG, NVS	666	215,731
UBS Group AG, Registered	3,749	143,457
		1,640,224
United Kingdom — 13.6%
3i Group PLC	2,898	167,709
Security	Shares	Value
United Kingdom (continued)
Admiral Group PLC	432	$18,601
Antofagasta PLC	610	22,389
Associated British Foods PLC	1,350	40,738
AstraZeneca PLC	3,096	510,681
Auto Trader Group PLC(b)	4,674	47,951
Barclays PLC	31,428	168,568
BT Group PLC	8,406	20,516
CK Hutchison Holdings Ltd.	9,000	59,683
Compass Group PLC	5,076	168,015
Diageo PLC	1,836	42,231
Fresnillo PLC	2,397	70,096
Lloyds Banking Group PLC	96,048	112,615
London Stock Exchange Group PLC	288	35,892
Next PLC	353	66,325
Prudential PLC	4,932	68,595
Reckitt Benckiser Group PLC	2,070	158,332
RELX PLC	5,731	253,289
Standard Chartered PLC	7,272	149,274
Tesco PLC	42,457	256,214
Vodafone Group PLC	172,692	209,056
		2,646,770
Total Investments — 102.4% (Cost: $18,816,918)		19,944,365
Liabilities in Excess of Other Assets — (2.4)%		(466,190)
Net Assets — 100.0%		$19,478,175

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/05/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$50	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares International Equity Factor Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$156,958	$19,787,407	$—	$19,944,365

Portfolio Abbreviation
NVS	Non-Voting Shares